Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.7%)
Pinterest, Inc. - Class A *	364,734	11,806
The Trade Desk, Inc. - Class A *	149,821	16,428

Total		28,234

Consumer Discretionary (14.7%)
CarMax, Inc. *	112,028	8,669
Choice Hotels International, Inc.	81,361	10,601
Deckers Outdoor Corp. *	86,867	13,851
Domino’s Pizza, Inc.	25,226	10,851
DoorDash, Inc. - Class A *	71,362	10,185
DraftKings, Inc. - Class A *	569,698	22,332
Floor & Decor Holdings, Inc. *	79,355	9,853
Hyatt Hotels Corp. - Class A	83,210	12,665
NVR, Inc. *	2,384	23,391
O’Reilly Automotive, Inc. *	11,040	12,714
Pool Corp.	5,124	1,931
Valvoline, Inc. *	350,126	14,653

Total		151,696

Consumer Staples (2.3%)
Casey’s General Stores, Inc.	8,390	3,152
Celsius Holdings, Inc. *	160,643	5,038
e.l.f. Beauty, Inc. *	72,483	7,903
Post Holdings, Inc. *	62,849	7,275

Total		23,368

Energy (3.9%)
Antero Resources Corp. *	236,667	6,781
EQT Corp.	197,708	7,244
Targa Resources Corp.	174,807	25,873

Total		39,898

Financials (12.4%)
Credit Acceptance Corp. *	31,541	13,986
Hamilton Lane, Inc. - Class A	99,894	16,821
M&T Bank Corp.	37,037	6,597
Markel Corp. *	9,980	15,654
Morningstar, Inc.	47,402	15,127
Rocket Companies, Inc. - Class A *	448,665	8,610
Tradeweb Markets, Inc. - Class A	162,376	20,081
W.R. Berkley Corp.	73,365	4,162

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
WEX, Inc. *	110,040	23,079
White Mountains Insurance Group, Ltd.	2,191	3,716

Total		127,833

Health Care (16.8%)
Acadia Healthcare Co., Inc. *	144,826	9,183
Apellis Pharmaceuticals, Inc. *	185,892	5,361
Bio-Techne Corp.	109,946	8,788
Dexcom, Inc. *	85,990	5,765
Exact Sciences Corp. *	263,424	17,944
ICON PLC *	26,229	7,536
Inspire Medical Systems, Inc. *	85,460	18,036
Mettler-Toledo International, Inc. *	12,075	18,109
Molina Healthcare, Inc. *	30,147	10,388
Neurocrine Biosciences, Inc. *	53,714	6,189
PTC Therapeutics, Inc. *	150,167	5,571
Sarepta Therapeutics, Inc. *	37,834	4,725
Ultragenyx Pharmaceutical, Inc. *	237,241	13,179
United Therapeutics Corp. *	26,340	9,439
Veeva Systems, Inc. - Class A *	95,836	20,113
Waters Corp. *	36,473	13,126

Total		173,452

Industrials (17.0%)
Acuity Brands, Inc.	19,141	5,271
Axon Enterprise, Inc. *	33,076	13,217
Copart, Inc. *	114,654	6,008
Dayforce, Inc. *	192,220	11,774
Expeditors International of Washington, Inc.	124,590	16,371
Fortive Corp.	104,221	8,226
Graco, Inc.	170,443	14,916
IDEX Corp.	48,205	10,340
Ingersoll-Rand, Inc.	101,301	9,944
Lennox International, Inc.	26,150	15,802
Lincoln Electric Holdings, Inc.	24,447	4,694
Rollins, Inc.	145,888	7,379
Saia, Inc. *	17,089	7,472

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
U-Haul Holding Co.	123,812	8,915
Vertiv Holdings Co.	125,178	12,454
Watsco, Inc.	19,816	9,747
Westinghouse Air Brake Technologies Corp.	69,617	12,654

Total		175,184

Information Technology (23.9%)
CDW Corp.	21,540	4,874
CyberArk Software, Ltd. *	82,509	24,060
Datadog, Inc. - Class A *	207,292	23,851
Dynatrace, Inc. *	176,806	9,454
Enphase Energy, Inc. *	45,060	5,093
Entegris, Inc.	89,786	10,104
Fair Isaac Corp. *	10,899	21,182
Flex, Ltd. *	163,047	5,451
Guidewire Software, Inc. *	8,965	1,640
HubSpot, Inc. *	26,287	13,974
Informatica, Inc. - Class A *	555,490	14,043
Lattice Semiconductor Corp. *	30,737	1,631
MKS Instruments, Inc.	124,635	13,549
MongoDB, Inc. *	66,064	17,860
Monolithic Power Systems, Inc.	32,483	30,031
Onto Innovation, Inc. *	50,668	10,517
PTC, Inc. *	107,325	19,389
Rambus, Inc. *	24,270	1,025
Tyler Technologies, Inc. *	14,993	8,752
Unity Software, Inc. *	342,772	7,753
VeriSign, Inc. *	11,386	2,163

Total		246,396

Materials (0.8%)
Ball Corp.	59,424	4,036
Element Solutions, Inc.	149,404	4,058
FMC Corp.	8,938	589

Total		8,683

Real Estate (1.2%)
Lamar Advertising Co. - Class A	88,861	11,872

Total		11,872

Utilities (3.3%)
Atmos Energy Corp.	61,278	8,500
NiSource, Inc.	207,930	7,205
Vistra Corp.	147,744	17,513

Mid Cap Growth Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
WEC Energy Group, Inc.	7,164	689

Total		33,907

Total Common Stocks (Cost: $814,140)		1,020,523

Total Investments (99.0%) (Cost: $814,140)@		1,020,523

Other Assets, Less Liabilities (1.0%)		9,982

Net Assets (100.0%)		1,030,505

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $814,140 and the net unrealized appreciation of investments based on that cost was $206,383 which is comprised of $242,898 aggregate gross unrealized appreciation and $36,515 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,020,523	$—	$—

Total Assets:	$1,020,523	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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